Document and Entity Information	12 Months Ended
Mar. 03, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	RESEARCH IN MOTION LTD
Entity Central Index Key	0001070235
Document Type	40-F
Document Period End Date	Mar. 03, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-03
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	524,159,844